Share-based compensation (Details 2)	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Additional disclosures
Share-based compensation expenses | ¥	¥ 4,155,933,000		¥ 3,694,955,000		¥ 3,659,989,000
Share Incentive Plan | Employee and non-employee
Share-based compensation
Number of ordinary shares available for future grants	142,927,412							142,927,412
Share Incentive Plan | Employee and non-employee | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	100,831,204	100,831,204	118,496,092	118,496,092	106,045,892	106,045,892
Granted (in shares)	42,621,084	42,621,084	33,202,744	33,202,744	40,383,436	40,383,436
Vested (in shares)	(20,632,596)	(20,632,596)	(20,423,568)	(20,423,568)	(16,137,554)	(16,137,554)
Forfeited or cancelled	(14,550,450)	(14,550,450)	(30,444,064)	(30,444,064)	(11,795,682)	(11,795,682)
Unvested at the end of the year (in shares)	108,269,242	108,269,242	100,831,204	100,831,204	118,496,092	118,496,092	106,045,892
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares		$ 15.35		$ 15.58		$ 13.77
Granted (in dollars per share) | $ / shares		26.44		14.29		18.95
Vested (in dollars per share) | $ / shares		15.25		14.96		12.47
Forfeited or cancelled | $ / shares		16.13		15.36		15.16
Unvested at the end of the year (in dollars per share) | $ / shares		$ 19.62		$ 15.35		$ 15.58	$ 13.77
Additional disclosures
Share-based compensation expenses | ¥	¥ 3,084,849,000		¥ 2,958,847,000		¥ 2,968,468,000
Unrecognized share-based compensation expense related to awards other than options | ¥	¥ 7,483,273,000
Weighted-average period over which share-based compensation expense is expected to be recognized	4 years 9 months 18 days	4 years 9 months 18 days
Total fair value of RSUs vested	¥ 3,457,997,000	$ 493,843,000	2,125,609,000	$ 312,962,000	1,892,221,000	$ 295,632,000
Total intrinsic value of RSUs vested	¥ 3,457,997,000	$ 493,843,000	¥ 2,125,609,000	$ 312,962,000	¥ 1,892,221,000	$ 295,632,000
Share Incentive Plan | Employee and non-employee | RSU | Performance-based
Number of Shares
Unvested at the beginning of the year (in shares)	19,886	19,886	79,546	79,546	213,486	213,486
Vested (in shares)	(9,942)	(9,942)	(39,772)	(39,772)	(103,788)	(103,788)
Forfeited or cancelled			(19,888)	(19,888)	(30,152)	(30,152)
Unvested at the end of the year (in shares)	9,944	9,944	19,886	19,886	79,546	79,546	213,486
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares		$ 6.33		$ 6.33		$ 6.33
Vested (in dollars per share) | $ / shares		6.33		6.33		6.33
Forfeited or cancelled | $ / shares				6.33
Unvested at the end of the year (in dollars per share) | $ / shares		$ 6.33		$ 6.33		$ 6.33	$ 6.33
Additional disclosures
Unrecognized share-based compensation expense related to awards other than options | ¥	¥ 5,000
Weighted-average period over which share-based compensation expense is expected to be recognized	1 month 6 days	1 month 6 days
Total fair value of RSUs vested	¥ 1,290,000	$ 187,000	¥ 3,312,000	$ 494,000	¥ 16,181,000	$ 2,555,000
Total intrinsic value of RSUs vested	¥ 1,290,000	$ 187,000	¥ 3,312,000	$ 494,000	¥ 16,181,000	$ 2,555,000
Share Incentive Plan | Employee and non-employee | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	10,224,124	10,224,124	15,747,736	15,747,736	17,110,108	17,110,108
Granted (in shares)	0	0	0	0	0	0
Exercised (in shares)	(5,073,294)	(5,073,294)	(3,299,962)	(3,299,962)	(1,077,036)	(1,077,036)
Forfeited or cancelled	(243,770)	(243,770)	(2,223,650)	(2,223,650)	(285,336)	(285,336)
Outstanding at the end of the year (in shares)	4,907,060	4,907,060	10,224,124	10,224,124	15,747,736	15,747,736	17,110,108
Vested and expected to vest at the end of the year (in shares)	4,833,518							4,833,518
Exercisable at the end of the year (in shares)	4,539,348							4,539,348
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares		$ 6.39		$ 6.55		$ 6.49
Exercised (in dollars per share) | $ / shares		6.23		5.72		5.23
Forfeited or cancelled (in dollars per share) | $ / shares		10.24		8.52		7.68
Outstanding at the end of the year (in dollars per share) | $ / shares		$ 6.38		$ 6.39		$ 6.55	$ 6.49
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares								$ 6.28
Exercisable at the end of the year (in dollars per share) | $ / shares								$ 5.85
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year	3 years	3 years	4 years 3 months 18 days	4 years 3 months 18 days	5 years 3 months 18 days	5 years 3 months 18 days	6 years 2 months 12 days
Vested and expected to vest at the end of the year	2 years 10 months 24 days	2 years 10 months 24 days
Exercisable at the end of the year	2 years 8 months 12 days	2 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars) | $						$ 72,658,000	$ 243,327,000	$ 184,380,000	$ 114,720,000
Vested and expected to vest at the end of the year (in dollars) | $								182,098,000
Exercisable at the end of the year (in dollars) | $								172,970,000
Additional disclosures
Share-based compensation expenses | ¥	¥ 34,655,000		¥ 3,837,000		¥ 32,558,000
Unrecognized share-based compensation expense related to options | ¥	¥ 3,145,000
Weighted-average period over which share-based compensation expense is expected to be recognized	1 year	1 year
Total intrinsic value of options exercised	¥ 762,251,000	$ 110,692,000	219,918,000	$ 31,762,000	99,267,000	15,326,000
Cash received from the exercises of share options	235,889,000	$ 33,903,000	112,153,000	$ 16,201,000	¥ 48,555,000	$ 7,382,000
Cash Receivable From Stock Option Exercises	¥ 5,361,000		¥ 21,813,000					$ 822,000	$ 3,127,000
Share Incentive Plan | Non-employees | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	4,478,140	4,478,140
Unvested at the end of the year (in shares)	3,325,796	3,325,796	4,478,140	4,478,140
Share Incentive Plan | Non-employees | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	1,072,212	1,072,212
Outstanding at the end of the year (in shares)	71,502	71,502	1,072,212	1,072,212
Share Incentive Plan | Year two | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	2 years	2 years
Vesting percentage (as a percent)	50.00%	50.00%
Share Incentive Plan | Year three | Employee and non-employee | RSUs and options
Share-based compensation
Vesting percentage (as a percent)	33.00%	33.00%
Share Incentive Plan | Year four | Employee and non-employee | RSUs and options
Share-based compensation
Vesting percentage (as a percent)	25.00%	25.00%
Share Incentive Plan | Year five | Employee and non-employee | RSUs and options
Share-based compensation
Vesting percentage (as a percent)	20.00%	20.00%
Share Incentive Plan | Year six | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	6 years	6 years
Vesting percentage (as a percent)	17.00%	17.00%
Share Incentive Plan | Year ten | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	10 years	10 years
Vesting percentage (as a percent)	10.00%	10.00%